Intangible assets and goodwill	12 Months Ended
Dec. 31, 2017
Intangible assets and goodwill [Abstract]
Intangible assets and goodwill

29.  Intangible assets and goodwill

a)   Change in intangible assets and goodwill by class

	R$ thousand
	Goodwill	Intangible Assets
		Acquisition of financial service rights (1)	Software (1)	Customer portfolio (1)	Other (1)	Total
Balance on December 31, 2016	4,945,313	2,503,457	3,945,244	4,358,923	44,589	15,797,526
Additions/(reductions)	-	2,549,335	1,203,313	-	(8,944)	3,743,704
Impairment (3)	-	-	(30,683)	-	-	(30,683)
Amortization	-	(1,000,894)	(1,327,456)	(1,000,234)	(2,656)	(3,331,240)
Balance on December 31, 2017	4,945,313	4,051,898	3,790,418	3,358,689	32,989	16,179,307

Balance on December 31, 2015	723,526	2,260,033	3,639,825	709,463	76,788	7,409,635
Balance originating from an acquired institution (2)	4,221,787	264,349	288,826	3,993,743	4,840	8,773,545
Additions/(reductions)	-	930,190	1,284,041	-	129,266	2,343,497
Impairment (3)	-	-	(212,374)	-	-	(212,374)
Amortization	-	(951,115)	(1,055,074)	(344,283)	(166,305)	(2,516,777)
Balance on December 31, 2016	4,945,313	2,503,457	3,945,244	4,358,923	44,589	15,797,526

(1)      Rate of amortization: acquisition of banking rights - in accordance with contract agreement; software - 20%; Customer portfolio - up to 20%; and others - 20%;

(2)      HSBC Brasil; and

(3)      Impairment losses were recognized in the consolidated statement of income, within “Other operating income/(expenses)”.

b) Composition of goodwill by segment

	R$ thousand
	On December 31
	2017	2016
Banking	4,651,347	4,651,347
Insurance, pension and capitalization bonds	293,966	293,966
Total	4,945,313	4,945,313

The Cash Generation Units allocated to the banking segment and the insurance, pension and capitalization bonds segment are tested annually for impairment of goodwill. We did not incur any goodwill impairment losses in 2017,2016 and 2015.

The recoverable amount from the Banking Segment has been determined based on a value-in-use calculation. The calculation uses cash-flow predictions based on financial budgets approved by management, with a terminal growth rate of 7.1% p.a. (7.6% p.a. in 2016). The forecast cash flows have been discounted at a rate of 13.6% p.a. (12.9% p.a. in 2016).

The key assumptions described above may change as economic and market conditions change. The Organization estimates that reasonably possible changes in these assumptions within the current economic environment are not expected to cause the recoverable amount of either unit to decline below the carrying amount.